ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of March 31,
	2016	2017
Acquisitions consideration payable (1)	$13,093	$6,436
Accrued payroll and welfare	10,361	11,880
Accrued rental expense	5,498	6,640
Other payables	6,101	9,727
Collection received on behalf of and payable to the former shareholders of business acquired	2,786	1,449
Other taxes payable	3,641	4,209
Interest expense payable	2,838	13,116
Accrued social insurance	2,495	3,650
Accrued outsourcing cost	591	1,892
Dividend payable (2)	—	279

	$47,404	$59,278

(1)	Acquisitions consideration payable consists of remaining payables to sellers of the acquired business for the years ended March 31, 2016 and 2017, which were as follows:

	As of March 31,
	2016	2017
Xi’an iKang	3,484	2,626
Beijing Tianzhikangjian	1,830	1,714
Yantai Hongkang	1,480	718
Gold iKang Shenyang Hospital	353	331
Shandong Ciming	699	307
Suzhou Aoyang	217	203
iKang Tianjin Hedong Dongrun	248	174
iKang Tianjin Hexi Fenghui	248	174
Nanjing Aoyang	155	145
Wuhan Xiandai Sunny	171	44
Beijing MZ	3,743	—
Yinchuan Ciming	465	—

	$13,093	$6,436

(2)	As of March 31, 2017, the balance represents the dividend payable for the non-controlling interest shareholder of MediFast.